CONTINGENCIES (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Jan. 03, 2015 item	Dec. 28, 2013
Environmental Liabilities Associated with Remediation
Environmental site contingency number of sites	14
Balance at beginning of year	$ 29.6	$ 32.5
Charges (reversals), net	1.7	4.6
Payments	(5.1)	(7.5)
Balance at end of year	26.2	29.6
Short term environmental liabilities	10
Letters of credit
Guarantor Obligations
Unused borrowing capacity with various financial institutions	53
Guarantee receivable financing
Guarantor Obligations
Guarantee obligations	$ 17